Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognized	$ 0	$ 0
Computer Software
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives	3 years